Schedule of Balance Sheet Details (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses	$ 436	$ 833
Prepaid directors’ and officers’ insurance	552	990
Total prepaid expenses and other current assets	1,155	1,823	$ 1,781
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Tax receivable	$ 167